Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Statement of financial position [abstract]
Trade receivable net of allowance for credit losses | $	$ 0	$ 36
Ordinary shares, shares authorized (in Shares)	1,450,000,000	1,450,000,000
Ordinary shares, shares issued (in Shares)	946,243,356	881,385,256
Ordinary shares, shares outstanding (in Shares)	946,243,356	881,385,256